BALANCE SHEET DETAILS - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Total	$ 20,801	$ 21,438
Less: accumulated depreciation	(20,325)	(20,828)
Total Property, plant and equipment, net	476	610
Leasehold improvements
Property, Plant and Equipment
Total	1,504	1,576
Automobiles
Property, Plant and Equipment
Total	239	246
Computers and Software
Property, Plant and Equipment
Total	2,756	2,841
Equipment and Furniture
Property, Plant and Equipment
Total	$ 16,302	$ 16,775